Cover	Aug. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 13, 2024
Entity Registrant Name	Ibotta, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2426358
Entity Address, Address Line One	1801 California Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	593-1633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value per share
Trading Symbol	IBTA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Explanatory NoteOn August 13, 2024, Ibotta, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”). This Amendment No. 1 (this "Amendment") to the Initial 8-K is being filed solely to correct a clerical error in the condensed statements of cash flows contained in the press release issued by the Company on August 13, 2024 (the “Initial Press Release”) announcing the Company's financial results for the second quarter ended June 30, 2024 and furnished as Exhibit 99.1 to the Initial 8-K. The error resulted in the omission of the line item "Proceeds from initial public offering, net" from the financing activities section of the condensed statements of cash flows. A corrected copy of the Initial Press Release is furnished as Exhibit 99.1 to this Amendment (the “Amended Release”) and is incorporated herein by reference. No other changes are being made to the Initial Press Release or the Initial 8-K.
Entity Central Index Key	0001538379
Amendment Flag	true
Entity File Number	001-42018